SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT
NOTE 18: - SUBSEQUENT EVENT

On February 14, 2022, the Company entered into a securities purchase agreement with Lynrock Lake Master Fund LP (the “Purchaser”), providing for the issuance to the Purchaser of a senior unsecured convertible promissory note, convertible into the Company’s ordinary shares, par value NIS 0.10 per share, in an aggregate principal amount of $40 million which was received on February 18, 2022.